ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities consist of the following:

	December 31, 2025	December 31, 2024
	$	$
Trade accounts payable and accrued liabilities	172,521	255,965
GST payable	1,040	74,852
	173,561	330,817